Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 45,038	$ 6,399
Non-current provisions	10,620	16,612
Total provisions	55,658	23,011
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	16,298	636
Non-current provisions	10,594	16,563
Total provisions	26,892	17,199
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	7,436	2,013
Non-current provisions	26	49
Total provisions	7,462	2,062
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	3,750
Non-current provisions	0	0
Total provisions	3,750	3,750
Provision for litigation settlements
Disclosure Of Other Provisions [Line Items]
Current provisions	17,554	0
Non-current provisions	0	0
Total provisions	$ 17,554	$ 0